Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended			2 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	2 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended	2 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	2 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended	2 Months Ended	12 Months Ended			1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 23, 2013	Nov. 30, 2012	Mar. 31, 2013	Mar. 31, 2013 D	Mar. 31, 2012	Dec. 31, 2012 D	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2012 Minimum [Member]	Jan. 23, 2013 Maximum [Member]	Jan. 31, 2012 Maximum [Member]	Mar. 31, 2013 Maximum [Member]	Mar. 31, 2012 Maximum [Member]	Jan. 23, 2013 Transition Services Agreement [Member]	Mar. 31, 2012 Transition Services Agreement [Member]	Dec. 31, 2012 Transition Services Agreement [Member]	Mar. 31, 2013 Transition Services Agreement [Member] Maximum [Member]	Dec. 31, 2010 Related Party Note Due 2018 [Member]	Jan. 23, 2013 CBT [Member]	Mar. 31, 2013 CBT [Member]	Mar. 31, 2012 CBT [Member]	Dec. 31, 2012 CBT [Member]	Mar. 31, 2013 CBT [Member] Maximum [Member]	Oct. 31, 2012 CBF [Member]	Nov. 30, 2012 Cincinnati Bell Inc. [Member]	Mar. 31, 2013 Cincinnati Bell Inc. [Member]	Mar. 31, 2012 Cincinnati Bell Inc. [Member]	Dec. 31, 2012 Cincinnati Bell Inc. [Member]	Dec. 31, 2011 Cincinnati Bell Inc. [Member]	Dec. 31, 2010 Cincinnati Bell Inc. [Member]	Mar. 31, 2012 Cincinnati Bell Inc. [Member] Related Party Note Due 2018 [Member]	Dec. 31, 2012 Cincinnati Bell Inc. [Member] Related Party Note Due 2018 [Member]	Dec. 31, 2011 Cincinnati Bell Inc. [Member] Related Party Note Due 2018 [Member]	Dec. 31, 2010 Cincinnati Bell Inc. [Member] Related Party Note Due 2018 [Member]	Nov. 30, 2012 CBT and CBTS [Member] Renewals	Dec. 31, 2012 CBT and CBTS [Member]	Dec. 31, 2011 CBT and CBTS [Member]	Dec. 31, 2010 CBT and CBTS [Member]	Jan. 23, 2013 CBT and CBTS [Member] Maximum [Member]	Mar. 31, 2013 CBT and CBTS [Member] Maximum [Member]	Mar. 31, 2012 CBT and CBTS [Member] Maximum [Member]	Nov. 30, 2012 CBTS [Member]	Mar. 31, 2012 CBTS [Member]	Dec. 31, 2012 CBTS [Member]	Jan. 23, 2013 CBTS [Member] Maximum [Member]	Mar. 31, 2013 CBTS [Member] Maximum [Member]	Nov. 30, 2012 229 West Seventh Street Facility [Member] CBT [Member] Renewals	Mar. 31, 2013 229 West Seventh Street Facility [Member] CBT [Member] Renewals	Dec. 31, 2012 229 West Seventh Street Facility [Member] CBT [Member] Renewals	Mar. 31, 2013 229 West Seventh Street Facility [Member] CBT [Member] Maximum [Member]	Dec. 31, 2012 229 West Seventh Street Facility [Member] CBT [Member] Maximum [Member]	Jan. 23, 2013 Data Centers [Member]	Mar. 31, 2013 Data Centers [Member] Center	Mar. 31, 2012 Data Centers [Member]	Dec. 31, 2012 Data Centers [Member] Center	Dec. 31, 2011 Data Centers [Member]	Dec. 31, 2010 Data Centers [Member]	Nov. 30, 2012 Data Centers [Member] CBT [Member]	Jan. 23, 2013 Data Centers [Member] CBT and CBTS [Member]	Nov. 30, 2012 Data Centers [Member] CBT and CBTS [Member]	Mar. 31, 2013 Data Centers [Member] CBT and CBTS [Member]	Mar. 31, 2012 Data Centers [Member] CBT and CBTS [Member]	Dec. 31, 2012 Data Centers [Member] CBT and CBTS [Member]	Dec. 31, 2011 Data Centers [Member] CBT and CBTS [Member]	Dec. 31, 2010 Data Centers [Member] CBT and CBTS [Member]	Nov. 30, 2012 Data Centers [Member] CBTS [Member]	Nov. 30, 2012 209 West Seventh Street Facility [Member] CBT [Member] Renewals	Mar. 31, 2013 209 West Seventh Street Facility [Member] CBT [Member]	Dec. 31, 2012 209 West Seventh Street Facility [Member] CBT [Member]	Dec. 31, 2011 209 West Seventh Street Facility [Member] CBT [Member]	Dec. 31, 2010 209 West Seventh Street Facility [Member] CBT [Member]	Jan. 23, 2013 209 West Seventh Street Facility [Member] CBT [Member] Maximum [Member]	Mar. 31, 2013 209 West Seventh Street Facility [Member] CBT [Member] Maximum [Member]	Dec. 31, 2012 209 West Seventh Street Facility [Member] CBT [Member] Maximum [Member]
Related Party Transaction [Line Items]
Revenue recognized from arrangement														$ 0.1	$ 0.1	$ 0.5	$ 0.2																			$ 0.3	$ 0.3	$ 0.2	$ 0.1	$ 0.1	$ 0									$ 0.1	$ 0.1								$ 0.3		$ 1.0	$ 0.5	$ 5.4	$ 4.4	$ 2.0
Lease of data center colocation agreement amount																																																										3.8								1.6
Lease of data center colocation agreement period																																																												5 years
Duration of lease agreement																																			5 years												5 years																				5 years
Number of renewal option for lease agreement																																			3												3																				3
Initial annual base rent																																															0.1																				0.1
Percentage of rent increase per year																																																1.00%	1.00%																			1.00%	1.00%
Operating lease expense						5.9	5.7	1.5																											0.3																																			0.4	0.4	0.1	0.1	0.1
Annual fee paid for network Interface services																																			0.2							0.5
Expected transition period of network interface services																																			36 months							24 months
Number of data centers on lease																																																					2		2
Revenue associated with leases																																																				0.9	2.7	3.3	14.3	14.2	13.1
Operating expenses																																											0.4	1.5	0.1	0.1
Rate of services per gigabyte		0.56
Annual fee paid for operating services																				0.9		0.9
Operating expenses																			0.1		0.2	0.7	0.2
Period of connectivity services																				5 years		5 years
Payment by one Party to other party for building Infrastructure systems																																																0.2	0.2
Period of shared service agreement																																																15 years	15 years
Number of renewal option of shared service agreement																																																5	5
Period of each renewal option																																																5 years	5 years
Period of each renewal option under lease agreement																																																																			5 years
Employee benefit plan costs	0.2		0		0.7	3.5	1.8	1.1
Insurance costs under employee insurance program			0			0.4	0.4	0.2		0.1			0.1
Percentage of commission for recurring revenue									30.00%		140.00%
Termination of agreement with CBI				30		30
General and administrative expenses			5.4							0.1		0.1	0.1
Management fees																										0	0.7	2.5	2.3	3.6
Discount to receivables																								2.50%
Loss on sale of assets				0	1.2	3.2	3.5	1.8
Issuing of note payable																																		400
Percentage of interest on borrowing																		7.25%																7.25%
Interest expenses																											1.9	7.0	1.1	1.1	7.2	26.0	29.0
Average rate on advances and borrowings																												5.00%	5.00%	4.20%
Accounts payable and accrued expenses																									80.0
Decline in revenue				5.0		5.0
Approximate amount payable to CBI			8.2	8.2																						8.2		2.9
Dividend payable			10.3	10.3																						7.1
Payments related to other transactions																										1.1		2.9
Approximate amount receivable from CBI			23.2	23.2																						23.2		2.2
Receivables from CBI for reimbursement of transaction related compensation expense																										19.6
Other receivables from related party transactions																										3.6		2.2
Commission expense						0.3
Written notice required																												30 days
Due to affiliates and related parties																													$ 80.2